Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000741350
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
Prospectus Date	rr_ProspectusDate	Dec 30, 2011

Prudential International Equity Fund
Prudential International Equity Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 19 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 60.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prudential International Equity Fund (USD $)	Class A	Class B	Class C	Class F	Class L	Class M	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	5.75%	none	none	none
Maximum deferred sales charge (load)	1.00%	5.00%	1.00%	5.00%	1.00%	6.00%	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential International Equity Fund	Class A	Class B	Class C	Class F	Class L	Class M	Class X	Class Z
Management fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	0.50%	1.00%	1.00%	none
+ Other expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
= Total annual Fund operating expenses	1.64%	2.34%	2.34%	2.09%	1.84%	2.34%	2.34%	1.34%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - Prudential International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	1,039	1,393	2,387
Class B	737	1,030	1,350	2,420
Class C	337	730	1,250	2,676
Class F	712	955	1,224	2,226
Class L	751	1,120	1,513	2,609
Class M	837	1,130	1,450	2,502
Class X	837	1,130	1,550	2,676
Class Z	136	425	734	1,613

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	1,039	1,393	2,387
Class B	237	730	1,250	2,420
Class C	237	730	1,250	2,676
Class F	212	655	1,124	2,226
Class L	751	1,120	1,513	2,609
Class M	237	730	1,250	2,502
Class X	237	730	1,250	2,676
Class Z	136	425	734	1,613

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

We look for investments that we think will increase in value over time. We seek to achieve our objective through investment in equity and equity-related securities of foreign (non-U.S. based) companies. Under normal circumstances, we invest at least 80% of the Fund's investable assets (net assets plus borrowings made for investment purposes) in common stock and preferred stock of foreign companies. The Fund will provide 60 days' prior written notice to shareholders of a change in this non-fundamental policy. We may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not in the U.S. We invest in securities of the issuers of any market capitalization size.

We manage a portfolio that includes both growth and value stocks and seeks to outperform the general international equity market. Under our core equity style of investing, selection of securities for the Fund's portfolio will utilize a combination of active stock selection and risk management based on a number of different factors and criteria, including growth potential, valuation, liquidity and investment risk. The Fund may invest a large portion of its assets in a single country or region.

While we make every effort to achieve our objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Core Style Risk. The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Geographic Concentration Risk. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments can be geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact a single country or region more or less than other countries or regions.

Illiquid Securities Risk. The Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class A Shares)[1]

[1]	These annual total returns do not include sales charges. If sales charges were included, the annual total returns would be lower than those shown. In reviewing these returns, investors should note that prior to December 8, 2003, the Fund was subadvised by Jennison Associates LLC utilizing a growth style of investing. The total return of the Fund's Class A shares from 1-1-11 to 9-30-11 was -16.16%.

Best Quarter:		Worst Quarter:
27.41%	2nd Quarter 2009	-24.32%	3rd Quarter 2001

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - Prudential International Equity Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	1.38%	(1.09%)	(0.70%)
Class C	5.39%	(0.94%)	(0.71%)
Class F	1.64%			(6.28%)	Dec 18, 2006
Class L	0.81%			(7.84%)	Mar 19, 2007
Class M	0.38%			(7.56%)	Mar 19, 2007
Class X	0.38%			(7.79%)	Mar 19, 2007
Class Z	7.25%	(0.01%)	0.25%
Class A	1.12%	(1.35%)	(0.54%)
Class A Return After Taxes on Distributions	0.85%	(1.88%)	(0.83%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.08%	(1.24%)	(0.51%)
MSCI EAFE ND Index (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
Lipper International Large-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)	8.07%	2.01%	2.68%

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Prudential International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.84%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	1,039
5 Years	rr_ExpenseExampleYear05	1,393
10 Years	rr_ExpenseExampleYear10	2,387
1 Year	rr_ExpenseExampleNoRedemptionYear01	708
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,039
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,393
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,387
Annual Return 2001	rr_AnnualReturn2001	(34.77%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(22.60%)	[1]
Annual Return 2003	rr_AnnualReturn2003	44.35%	[1]
Annual Return 2004	rr_AnnualReturn2004	22.95%	[1]
Annual Return 2005	rr_AnnualReturn2005	13.16%	[1]
Annual Return 2006	rr_AnnualReturn2006	25.67%	[1]
Annual Return 2007	rr_AnnualReturn2007	8.74%	[1]
Annual Return 2008	rr_AnnualReturn2008	(47.30%)	[1]
Annual Return 2009	rr_AnnualReturn2009	28.30%	[1]
Annual Return 2010	rr_AnnualReturn2010	7.00%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return of the Fund's Class A shares from 1-1-11 to 9-30-11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
One Year	rr_AverageAnnualReturnYear01	1.12%
Five Years	rr_AverageAnnualReturnYear05	(1.35%)
Ten Years	rr_AverageAnnualReturnYear10	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential International Equity Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.85%
Five Years	rr_AverageAnnualReturnYear05	(1.88%)
Ten Years	rr_AverageAnnualReturnYear10	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential International Equity Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	(1.24%)
Ten Years	rr_AverageAnnualReturnYear10	(0.51%)
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential International Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.84%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.34%
1 Year	rr_ExpenseExampleYear01	737
3 Years	rr_ExpenseExampleYear03	1,030
5 Years	rr_ExpenseExampleYear05	1,350
10 Years	rr_ExpenseExampleYear10	2,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,420
One Year	rr_AverageAnnualReturnYear01	1.38%
Five Years	rr_AverageAnnualReturnYear05	(1.09%)
Ten Years	rr_AverageAnnualReturnYear10	(0.70%)
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.84%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.34%
1 Year	rr_ExpenseExampleYear01	337
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,676
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,676
One Year	rr_AverageAnnualReturnYear01	5.39%
Five Years	rr_AverageAnnualReturnYear05	(0.94%)
Ten Years	rr_AverageAnnualReturnYear10	(0.71%)
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential International Equity Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.84%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,226
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,226
One Year	rr_AverageAnnualReturnYear01	1.64%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(6.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006
Prudential International Equity Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.84%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	751
3 Years	rr_ExpenseExampleYear03	1,120
5 Years	rr_ExpenseExampleYear05	1,513
10 Years	rr_ExpenseExampleYear10	2,609
1 Year	rr_ExpenseExampleNoRedemptionYear01	751
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,120
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,513
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,609
One Year	rr_AverageAnnualReturnYear01	0.81%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(7.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
Prudential International Equity Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.84%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.34%
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	1,130
5 Years	rr_ExpenseExampleYear05	1,450
10 Years	rr_ExpenseExampleYear10	2,502
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,502
One Year	rr_AverageAnnualReturnYear01	0.38%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(7.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
Prudential International Equity Fund | Class X
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.84%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.34%
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	1,130
5 Years	rr_ExpenseExampleYear05	1,550
10 Years	rr_ExpenseExampleYear10	2,676
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,676
One Year	rr_AverageAnnualReturnYear01	0.38%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(7.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
Prudential International Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.84%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.50%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
One Year	rr_AverageAnnualReturnYear01	7.25%
Five Years	rr_AverageAnnualReturnYear05	(0.01%)
Ten Years	rr_AverageAnnualReturnYear10	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 19 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 60.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We look for investments that we think will increase in value over time. We seek to achieve our objective through investment in equity and equity-related securities of foreign (non-U.S. based) companies. Under normal circumstances, we invest at least 80% of the Fund's investable assets (net assets plus borrowings made for investment purposes) in common stock and preferred stock of foreign companies. The Fund will provide 60 days' prior written notice to shareholders of a change in this non-fundamental policy. We may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not in the U.S. We invest in securities of the issuers of any market capitalization size.

We manage a portfolio that includes both growth and value stocks and seeks to outperform the general international equity market. Under our core equity style of investing, selection of securities for the Fund's portfolio will utilize a combination of active stock selection and risk management based on a number of different factors and criteria, including growth potential, valuation, liquidity and investment risk. The Fund may invest a large portion of its assets in a single country or region.

While we make every effort to achieve our objective, we can't guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Core Style Risk. The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Geographic Concentration Risk. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments can be geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact a single country or region more or less than other countries or regions.

Illiquid Securities Risk. The Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. In exchange for the potentially lower risks of investing in large capitalization companies, the Fund's value may not rise as much as the value of funds that emphasize smaller capitalization companies. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on smaller capitalized companies.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
27.41%	2nd Quarter 2009	-24.32%	3rd Quarter 2001

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential International Equity Fund | MSCI EAFE ND Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05	2.46%
Ten Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception
Prudential International Equity Fund | Lipper International Large-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.07%
Five Years	rr_AverageAnnualReturnYear05	2.01%
Ten Years	rr_AverageAnnualReturnYear10	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include sales charges. If sales charges were included, the annual total returns would be lower than those shown. In reviewing these returns, investors should note that prior to December 8, 2003, the Fund was subadvised by Jennison Associates LLC utilizing a growth style of investing. The total return of the Fund's Class A shares from 1-1-11 to 9-30-11 was -16.16%.

Prudential International Value Fund
Prudential International Value Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital through investment in equity securities of foreign issuers.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 21 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 60.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prudential International Value Fund (USD $)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fees	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential International Value Fund	Class A	Class B	Class C	Class Z
Management fees	1.00%	1.00%	1.00%	1.00%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none
+ Other expenses	0.60%	0.60%	0.60%	0.60%
= Total annual Fund operating expenses	1.90%	2.60%	2.60%	1.60%
- Fee waiver or expense reimbursement	(0.05%)	none	none	none
= Net annual Fund operating expenses	1.85%	2.60%	2.60%	1.60%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - Prudential International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	728	1,110	1,516	2,646
Class B	763	1,108	1,480	2,685
Class C	363	808	1,380	2,934
Class Z	163	505	871	1,900

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential International Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	728	1,110	1,516	2,646
Class B	263	808	1,380	2,685
Class C	263	808	1,380	2,934
Class Z	163	505	871	1,900

° The distributor of the Fund has contractually agreed to February 28, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2013. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

We look for investments that we think will increase in value over a period of years. To achieve our objective, we invest primarily in the common stock and preferred stock of foreign (non-U.S. based) companies of all sizes. Under normal circumstances, we invest at least 65% of the Fund's total assets in common stock and preferred stock of foreign companies in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. We may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not in the U.S.

The Fund's assets are managed by two subadvisers. Each subadviser uses a value investment style when deciding which securities to buy for the Fund. That is, each subadviser invests in stocks that it believes are undervalued, given the issuer's financial and business outlook. When a security is no longer undervalued, or the subadviser believes it cannot maintain its current price, the subadviser considers selling that security.

While we make every effort to achieve our objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. There is the risk that the price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Geographic Concentration Risk. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments can be geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact a single country or region more or less than other countries or regions.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class A Shares)[1]

[1]	Sales loads or account fees are not reflected in the bar chart, and if these amounts were reflected, returns would be less than shown. The return of the Class A shares from 1-1-11 to 9-30-11 was -16.75%.

Best Quarter:		Worst Quarter:
26.78%	2nd Quarter 2009	-22.07%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - Prudential International Value Fund	One Year	Five Years	Ten Years
Class B	4.20%	2.30%	1.91%
Class C	8.24%	2.48%	1.92%
Class Z	10.30%	3.50%	2.95%
Class A	3.98%	2.10%	2.12%
Class A Return After Taxes on Distributions	3.85%	1.28%	1.53%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.76%	1.78%	1.75%
MSCI EAFE ND Index (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
Lipper International Large-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)	8.07%	2.01%	2.68%

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Prudential International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.60%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.90%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	728
3 Years	rr_ExpenseExampleYear03	1,110
5 Years	rr_ExpenseExampleYear05	1,516
10 Years	rr_ExpenseExampleYear10	2,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	728
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,110
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,516
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,646
Annual Return 2001	rr_AnnualReturn2001	(18.73%)	[1]
Annual Return 2002	rr_AnnualReturn2002	(19.92%)	[1]
Annual Return 2003	rr_AnnualReturn2003	27.87%	[1]
Annual Return 2004	rr_AnnualReturn2004	15.71%	[1]
Annual Return 2005	rr_AnnualReturn2005	15.44%	[1]
Annual Return 2006	rr_AnnualReturn2006	28.11%	[1]
Annual Return 2007	rr_AnnualReturn2007	15.39%	[1]
Annual Return 2008	rr_AnnualReturn2008	(45.48%)	[1]
Annual Return 2009	rr_AnnualReturn2009	32.41%	[1]
Annual Return 2010	rr_AnnualReturn2010	10.03%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return of the Class A shares from 1-1-11 to 9-30-11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
One Year	rr_AverageAnnualReturnYear01	3.98%
Five Years	rr_AverageAnnualReturnYear05	2.10%
Ten Years	rr_AverageAnnualReturnYear10	2.12%
Prudential International Value Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.85%
Five Years	rr_AverageAnnualReturnYear05	1.28%
Ten Years	rr_AverageAnnualReturnYear10	1.53%
Prudential International Value Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.76%
Five Years	rr_AverageAnnualReturnYear05	1.78%
Ten Years	rr_AverageAnnualReturnYear10	1.75%
Prudential International Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.60%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.60%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.60%
1 Year	rr_ExpenseExampleYear01	763
3 Years	rr_ExpenseExampleYear03	1,108
5 Years	rr_ExpenseExampleYear05	1,480
10 Years	rr_ExpenseExampleYear10	2,685
1 Year	rr_ExpenseExampleNoRedemptionYear01	263
3 Years	rr_ExpenseExampleNoRedemptionYear03	808
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,380
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,685
One Year	rr_AverageAnnualReturnYear01	4.20%
Five Years	rr_AverageAnnualReturnYear05	2.30%
Ten Years	rr_AverageAnnualReturnYear10	1.91%
Prudential International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.60%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.60%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.60%
1 Year	rr_ExpenseExampleYear01	363
3 Years	rr_ExpenseExampleYear03	808
5 Years	rr_ExpenseExampleYear05	1,380
10 Years	rr_ExpenseExampleYear10	2,934
1 Year	rr_ExpenseExampleNoRedemptionYear01	263
3 Years	rr_ExpenseExampleNoRedemptionYear03	808
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,380
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,934
One Year	rr_AverageAnnualReturnYear01	8.24%
Five Years	rr_AverageAnnualReturnYear05	2.48%
Ten Years	rr_AverageAnnualReturnYear10	1.92%
Prudential International Value Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.60%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.60%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
One Year	rr_AverageAnnualReturnYear01	10.30%
Five Years	rr_AverageAnnualReturnYear05	3.50%
Ten Years	rr_AverageAnnualReturnYear10	2.95%
Prudential International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential International Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term growth of capital through investment in equity securities of foreign issuers.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 21 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 60.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock
° The distributor of the Fund has contractually agreed to February 28, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2013. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We look for investments that we think will increase in value over a period of years. To achieve our objective, we invest primarily in the common stock and preferred stock of foreign (non-U.S. based) companies of all sizes. Under normal circumstances, we invest at least 65% of the Fund's total assets in common stock and preferred stock of foreign companies in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. We may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not in the U.S.

The Fund's assets are managed by two subadvisers. Each subadviser uses a value investment style when deciding which securities to buy for the Fund. That is, each subadviser invests in stocks that it believes are undervalued, given the issuer's financial and business outlook. When a security is no longer undervalued, or the subadviser believes it cannot maintain its current price, the subadviser considers selling that security.

While we make every effort to achieve our objective, we can't guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadvisers. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. There is the risk that the price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Geographic Concentration Risk. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments can be geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact a single country or region more or less than other countries or regions.

Management Risk. Actively managed mutual funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadvisers may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads or account fees are not reflected in the bar chart, and if these amounts were reflected, returns would be less than shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
26.78%	2nd Quarter 2009	-22.07%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-10)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential International Value Fund | MSCI EAFE ND Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.75%
Five Years	rr_AverageAnnualReturnYear05	2.46%
Ten Years	rr_AverageAnnualReturnYear10	3.50%
Prudential International Value Fund | Lipper International Large-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.07%
Five Years	rr_AverageAnnualReturnYear05	2.01%
Ten Years	rr_AverageAnnualReturnYear10	2.68%

[1]	Sales loads or account fees are not reflected in the bar chart, and if these amounts were reflected, returns would be less than shown. The return of the Class A shares from 1-1-11 to 9-30-11 was -16.75%.

Prudential Emerging Markets Debt Local Currency Fund
Prudential Emerging Markets Debt Local Currency Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is total return, through a combination of current income and capital appreciation.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 22 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 60.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prudential Emerging Markets Debt Local Currency Fund (USD $)	Class A	Class C	Class Q	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fees	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential Emerging Markets Debt Local Currency Fund	Class A	Class C	Class Q	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30%	1.00%	none	none
+ Other expenses	1.71%	1.72%	1.87%	1.92%
= Total annual Fund operating expenses	2.81%	3.52%	2.67%	2.72%
- Fee waiver	1.51%	1.47%	1.62%	1.67%
= Net annual Fund operating expenses	1.30%	2.05%	1.05%	1.05%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - Prudential Emerging Markets Debt Local Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	576	1,145	1,739	3,342
Class C	308	944	1,701	3,695
Class Q	107	675	1,270	2,883
Class Z	107	686	1,291	2,928

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential Emerging Markets Debt Local Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	576	1,145	1,739	3,342
Class C	208	944	1,701	3,695
Class Q	107	675	1,270	2,883
Class Z	107	686	1,291	2,928

° The distributor of the Fund has contractually agreed through February 28, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor, the manager and the Fund's Board of Directors.

° The manager of the Fund has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares of the Fund to 1.05% of the Fund's average daily net assets. This waiver may not be terminated prior to February 28, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor, the manager and the Fund's Board of Directors.

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal period, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its investable assets in currencies of, and fixed income instruments denominated in local currencies of, emerging market countries. The Fund anticipates investing in derivatives, such as forward contracts, options, futures contracts or swap agreements, denominated in any currency. Such investments will be included under the 80% of assets policy noted above so long as the underlying asset of such derivative is a currency or fixed income instrument denominated in the currency of an emerging market country and such investments are subject to the Fund's limit of investing up to 25% of its net assets in derivatives. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund generally considers emerging market countries to be countries that are on the World Bank's list of low or middle income countries as well as any other country that the investment subadviser believes has an emerging economy or market. Emerging market countries are expected to include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt,Hungary, India, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Romania, Russia, Singapore, Slovakia, South Africa, South Korea, Taiwan, Thailand, and Turkey. The Fund may invest to a lesser extent in lesser-developed emerging market countries that are not included in standard emerging market benchmarks and are not widely followed by investors (commonly referred to as "frontier countries"). The Fund's investments may be highly concentrated in a geographic region or country and under normal circumstances the Fund will invest in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. The Fund's fixed income instruments may include bonds, debt securities and derivatives issued by various U.S. and non-U.S. public or private sector entities. The Fund may invest up to 50% of its net assets in junk bonds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In determining which securities to buy and sell, the investment subadviser considers country and currency selection, economic conditions, interest rate fundamentals, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Fund believes to be relevant. The investment subadviser also evaluates individual debt securities within each fixed-income sector based upon their relative investment merit and considers factors such as yield, duration and potential for price appreciation as well as credit quality, maturity and risk.The Fund will provide 60 days' prior written notice to shareholders of a change in the 80% policy stated above. While we make every effort to achieve the Fund's objective, we can't guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.Fixed-Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. Certain types of fixed income obligations also may be subject to call and redemption risk where the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Currency Risk. The Fund's assets may be invested in securities that are denominated in non-U.S. currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the U.S. dollar or other currencies. The weakening of a country's currency relative to the U.S. dollar will negatively affect the dollar value of the Fund's assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Credit Risk. Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund's income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the investment subadviser from a credit perspective.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument's reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk."

Derivatives Risk. The Fund will engage in a variety of transactions using "derivatives," such as futures, options, forwards and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over-the-counter" derivatives). The Fund will use derivatives both for hedging purposes (to seek to reduce risk) and for non-hedging purposes (to seek to increase return consistent with the Fund's investment objective). Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the investment subadviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Liquidity Risk. This is the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at an unfavorable time and conditions.

Geographic Concentration Risk. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments can be geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact a single country or region more or less than other countries or regions.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.
The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Prudential Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	1.71%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.81%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	1.51%
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	576
3 Years	rr_ExpenseExampleYear03	1,145
5 Years	rr_ExpenseExampleYear05	1,739
10 Years	rr_ExpenseExampleYear10	3,342
1 Year	rr_ExpenseExampleNoRedemptionYear01	576
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,145
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,739
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,342
Prudential Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.72%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.52%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	1.47%
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,701
10 Years	rr_ExpenseExampleYear10	3,695
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	944
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,701
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,695
Prudential Emerging Markets Debt Local Currency Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.87%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.67%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	1.62%
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	1,270
10 Years	rr_ExpenseExampleYear10	2,883
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	675
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,883
Prudential Emerging Markets Debt Local Currency Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.92%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.72%
- Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	1.67%
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	686
5 Years	rr_ExpenseExampleYear05	1,291
10 Years	rr_ExpenseExampleYear10	2,928
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	686
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,928
Prudential Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Prudential Emerging Markets Debt Local Currency Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is total return, through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 22 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 60.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal period, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock

° The distributor of the Fund has contractually agreed through February 28, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor, the manager and the Fund's Board of Directors.

° The manager of the Fund has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares of the Fund to 1.05% of the Fund's average daily net assets. This waiver may not be terminated prior to February 28, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor, the manager and the Fund's Board of Directors.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its investable assets in currencies of, and fixed income instruments denominated in local currencies of, emerging market countries. The Fund anticipates investing in derivatives, such as forward contracts, options, futures contracts or swap agreements, denominated in any currency. Such investments will be included under the 80% of assets policy noted above so long as the underlying asset of such derivative is a currency or fixed income instrument denominated in the currency of an emerging market country and such investments are subject to the Fund's limit of investing up to 25% of its net assets in derivatives. The term "investable assets" refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund generally considers emerging market countries to be countries that are on the World Bank's list of low or middle income countries as well as any other country that the investment subadviser believes has an emerging economy or market. Emerging market countries are expected to include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt,Hungary, India, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Poland, Romania, Russia, Singapore, Slovakia, South Africa, South Korea, Taiwan, Thailand, and Turkey. The Fund may invest to a lesser extent in lesser-developed emerging market countries that are not included in standard emerging market benchmarks and are not widely followed by investors (commonly referred to as "frontier countries"). The Fund's investments may be highly concentrated in a geographic region or country and under normal circumstances the Fund will invest in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. The Fund's fixed income instruments may include bonds, debt securities and derivatives issued by various U.S. and non-U.S. public or private sector entities. The Fund may invest up to 50% of its net assets in junk bonds. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In determining which securities to buy and sell, the investment subadviser considers country and currency selection, economic conditions, interest rate fundamentals, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Fund believes to be relevant. The investment subadviser also evaluates individual debt securities within each fixed-income sector based upon their relative investment merit and considers factors such as yield, duration and potential for price appreciation as well as credit quality, maturity and risk.The Fund will provide 60 days' prior written notice to shareholders of a change in the 80% policy stated above. While we make every effort to achieve the Fund's objective, we can't guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.Fixed-Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. Certain types of fixed income obligations also may be subject to call and redemption risk where the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Currency Risk. The Fund's assets may be invested in securities that are denominated in non-U.S. currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the U.S. dollar or other currencies. The weakening of a country's currency relative to the U.S. dollar will negatively affect the dollar value of the Fund's assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Credit Risk. Credit risk relates to the ability of the issuer of a fixed income instrument or the counterparty to a financial transaction with the Fund to meet interest and principal payments as they come due or to fulfill its obligations to the Fund. The value of the fixed income instruments held by the Fund will be adversely affected by any erosion in the ability of the relevant issuers to make interest and principal payments as they become due. The ratings given to a debt security by certain ratings agencies provide a generally useful guide as to such credit risk. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the rating agency with respect to that security. Increasing the amount of Fund assets invested in lower-rated securities generally will increase the Fund's income, but also will increase the credit risk to which the Fund is subject. The Fund generally enters into financial transactions with major dealers that are deemed acceptable to the investment subadviser from a credit perspective.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument's reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk."

Derivatives Risk. The Fund will engage in a variety of transactions using "derivatives," such as futures, options, forwards and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over-the-counter" derivatives). The Fund will use derivatives both for hedging purposes (to seek to reduce risk) and for non-hedging purposes (to seek to increase return consistent with the Fund's investment objective). Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the investment subadviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Liquidity Risk. This is the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell liquid securities at an unfavorable time and conditions.

Geographic Concentration Risk. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments can be geographically concentrated. This can result in more pronounced risks based upon economic conditions that impact a single country or region more or less than other countries or regions.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011